Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2019
Earnings Per Share [Abstract]
Basic and Diluted (Loss) Earnings Per Share
The net loss available for common shareholders and loss per common share are presented in the table below:

	Three Months Ended		Nine Months Ended
	September 30, 2019	September 30, 2018	September 30, 2019	September 30, 2018
	$	$	$	$
Net loss	(19,850)	(17,484)	(21,710)	(64,050)

Weighted average number of common shares - basic	268,990,399	268,558,556	268,887,485	268,470,804
Dilutive effect of stock-based awards	—	—	—	—
Weighted average number of common shares - diluted	268,990,399	268,558,556	268,887,485	268,470,804

Loss per common share:
– Basic	(0.07)	(0.07)	(0.08)	(0.24)
– Diluted	(0.07)	(0.07)	(0.08)	(0.24)